Other Real Estate Owned Other Real Estate Owned	12 Months Ended
Dec. 31, 2017
Schedule of Assets Repossessed or Foreclosed, or loans in process of foreclosure [Line Items]
Real Estate Owned [Text Block]
Other Real Estate Owned
The carrying amount of foreclosed properties held at December 31, 2017 and December 31, 2016 are listed below, as well as the recorded investment of loans secured by residential real estate properties for which formal foreclosure proceedings were in process at those dates.

(In thousands)	December 31, 2017	December 31, 2016
OREO:
Commercial real estate	$7,888	$7,642
Construction real estate	4,852	4,624
Residential real estate	1,450	1,660
Total OREO	$14,190	$13,926

Loans in process of foreclosure:
Residential real estate	$2,948	$3,250